Offerings	Oct. 19, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of United Airlines Holdings, Inc., $0.01 par value
Fee Rate	0.0087%
Offering Note	An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices or issued from time to time upon conversion, exercise or exchange of securities registered hereby or pursuant to anti-dilution adjustments with respect to any securities registered hereby that provide for such adjustments. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go basis." Securities registered hereunder may be sold either separately or as units comprising more than one type of security registered hereunder. The securities registered hereunder also include securities that may be purchased by underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of United Airlines Holdings, Inc., without par value
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of United Airlines Holdings, Inc.
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of United Airlines Holdings, Inc.
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is required with respect to the guarantees.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares of United Airlines Holdings, Inc.
Fee Rate	0.0087%
Offering Note	See Offering Note 1. The depositary shares registered hereunder will be evidenced by depositary receipts issued pursuant to a deposit agreement. If the registrant elects to offer to the public fractional interests in shares of Preferred Stock, then depositary receipts will be distributed to those persons purchasing the fractional interests and the shares will be issued to the depositary under the deposit agreement.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts of United Airlines Holdings, Inc.
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units of United Airlines Holdings, Inc.
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights of United Airlines Holdings, Inc.
Fee Rate	0.0087%
Offering Note	See Offering Note 1. Rights evidencing the right to purchase Common Stock, Preferred Stock, depositary shares or warrants.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants of United Airlines Holdings, Inc.
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Warrants may be sold separately or together with any of the securities registered hereby and may be exercisable for debt securities, Common Stock or Preferred Stock registered hereby. Pursuant to Rule 457(g) under the Securities Act of 1933, as amended, no separate registration fee is required with respect to the warrants.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of United Airlines, Inc.
Fee Rate	0.0087%
Offering Note	See Offering Note 1.
Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of United Airlines, Inc.
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 4.
Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Pass Through Certificates of United Airlines, Inc.
Fee Rate	0.0087%
Offering Note	See Offering Note 1.